Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Calvert Variable Trust, Inc.
Entity Central Index Key	0000743773
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000055530
Shareholder Report [Line Items]
Fund Name	CVT EAFE International Index Portfolio
Class Name	Class F
Trading Symbol	CVIIPF
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CVT EAFE International Index Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$37	0.68%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.68%	[1]
Expenses Represent Both Master and Feeder [Text]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
AssetsNet	$ 185,746,581
Holdings Count | Holding	697
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$185,746,581
# of Portfolio Holdings	697
Portfolio Turnover Rate	5%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	12.6%
Italy	3.1%
Spain	3.1%
Sweden	3.6%
Netherlands	5.7%
Australia	6.7%
Switzerland	9.8%
France	10.1%
Germany	10.2%
United Kingdom	13.9%
Japan	21.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

SAP SE	1.7%
ASML Holding NV	1.6%
Nestle SA	1.4%
Roche Holding AG	1.3%
Novartis AG	1.2%
Novo Nordisk AS, Class B	1.2%
AstraZeneca PLC	1.1%
HSBC Holdings PLC	1.1%
Shell PLC	1.1%
Commonwealth Bank of Australia	1.1%
Total	12.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000030373
Shareholder Report [Line Items]
Fund Name	CVT EAFE International Index Portfolio
Class Name	Class I
Trading Symbol	CVPIII
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CVT EAFE International Index Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.48%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.48%	[2]
Expenses Represent Both Master and Feeder [Text]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
AssetsNet	$ 185,746,581
Holdings Count | Holding	697
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$185,746,581
# of Portfolio Holdings	697
Portfolio Turnover Rate	5%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	12.6%
Italy	3.1%
Spain	3.1%
Sweden	3.6%
Netherlands	5.7%
Australia	6.7%
Switzerland	9.8%
France	10.1%
Germany	10.2%
United Kingdom	13.9%
Japan	21.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

SAP SE	1.7%
ASML Holding NV	1.6%
Nestle SA	1.4%
Roche Holding AG	1.3%
Novartis AG	1.2%
Novo Nordisk AS, Class B	1.2%
AstraZeneca PLC	1.1%
HSBC Holdings PLC	1.1%
Shell PLC	1.1%
Commonwealth Bank of Australia	1.1%
Total	12.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000164865
Shareholder Report [Line Items]
Fund Name	CVT Investment Grade Bond Index Portfolio
Class Name	Class F
Trading Symbol	CVPIBF
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CVT Investment Grade Bond Index Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$29	0.57%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[3]
Expenses Represent Both Master and Feeder [Text]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
AssetsNet	$ 107,790,837
Holdings Count | Holding	323
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$107,790,837
# of Portfolio Holdings	323
Portfolio Turnover Rate	5%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.3%
U.S. Government Agencies and Instrumentalities	2.5%
Short-Term Investments	3.2%
Corporate Bonds	25.0%
U.S. Government Agency Mortgage-Backed Securities	25.9%
U.S. Treasury Obligations	42.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	0.1%
BB	0.4%
BBB	15.8%
A	8.7%
AA	74.2%
AAA	0.8%
Footnote	Description
Footnote[a]	Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000030374
Shareholder Report [Line Items]
Fund Name	CVT Investment Grade Bond Index Portfolio
Class Name	Class I
Trading Symbol	CVPIBI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CVT Investment Grade Bond Index Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.32%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%	[4]
Expenses Represent Both Master and Feeder [Text]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
AssetsNet	$ 107,790,837
Holdings Count | Holding	323
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$107,790,837
# of Portfolio Holdings	323
Portfolio Turnover Rate	5%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.3%
U.S. Government Agencies and Instrumentalities	2.5%
Short-Term Investments	3.2%
Corporate Bonds	25.0%
U.S. Government Agency Mortgage-Backed Securities	25.9%
U.S. Treasury Obligations	42.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	0.1%
BB	0.4%
BBB	15.8%
A	8.7%
AA	74.2%
AAA	0.8%
Footnote	Description
Footnote[a]	Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000164864
Shareholder Report [Line Items]
Fund Name	CVT Nasdaq 100 Index Portfolio
Class Name	Class F
Trading Symbol	CVPNOF
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CVT Nasdaq 100 Index Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$38	0.73%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%	[5]
Expenses Represent Both Master and Feeder [Text]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
AssetsNet	$ 588,632,029
Holdings Count | Holding	105
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$588,632,029
# of Portfolio Holdings	105
Portfolio Turnover Rate	6%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	0.2%
Financials	0.4%
Energy	0.4%
Materials	1.2%
Utilities	1.3%
Short-Term Investments	2.3%
Exchange-Traded Funds	2.8%
Industrials	4.3%
Health Care	4.6%
Consumer Staples	4.9%
Consumer Discretionary	12.7%
Communication Services	14.7%
Information Technology	50.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	8.7%
Microsoft Corp.	8.4%
Apple, Inc.	6.9%
Amazon.com, Inc.	5.3%
Broadcom, Inc.	4.8%
Meta Platforms, Inc., Class A	3.6%
Netflix, Inc.	3.2%
Invesco QQQ TM Trust, Series 1	2.8%
Tesla, Inc.	2.6%
Costco Wholesale Corp.	2.4%
Total	48.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000030370
Shareholder Report [Line Items]
Fund Name	CVT Nasdaq 100 Index Portfolio
Class Name	Class I
Trading Symbol	CVPNOI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CVT Nasdaq 100 Index Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.48%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%	[6]
Expenses Represent Both Master and Feeder [Text]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
AssetsNet	$ 588,632,029
Holdings Count | Holding	105
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$588,632,029
# of Portfolio Holdings	105
Portfolio Turnover Rate	6%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	0.2%
Financials	0.4%
Energy	0.4%
Materials	1.2%
Utilities	1.3%
Short-Term Investments	2.3%
Exchange-Traded Funds	2.8%
Industrials	4.3%
Health Care	4.6%
Consumer Staples	4.9%
Consumer Discretionary	12.7%
Communication Services	14.7%
Information Technology	50.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	8.7%
Microsoft Corp.	8.4%
Apple, Inc.	6.9%
Amazon.com, Inc.	5.3%
Broadcom, Inc.	4.8%
Meta Platforms, Inc., Class A	3.6%
Netflix, Inc.	3.2%
Invesco QQQ TM Trust, Series 1	2.8%
Tesla, Inc.	2.6%
Costco Wholesale Corp.	2.4%
Total	48.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000030372
Shareholder Report [Line Items]
Fund Name	CVT Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Small Cap Index Portfolio
Class Name	Class F
Trading Symbol	CVPRSF
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CVT Russell 2000® Small Cap Index Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$29	0.59%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%	[7]
Expenses Represent Both Master and Feeder [Text]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
AssetsNet	$ 277,433,664
Holdings Count | Holding	2,011
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$277,433,664
# of Portfolio Holdings	2,011
Portfolio Turnover Rate	9%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Consumer Staples	2.0%
Communication Services	2.4%
Utilities	2.9%
Exchange-Traded Funds	3.3%
Materials	3.4%
Energy	4.4%
Real Estate	5.6%
Short-Term Investments	6.3%
Consumer Discretionary	9.1%
Information Technology	13.2%
Health Care	14.4%
Industrials	15.5%
Financials	17.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

iShares Russell 2000 ETF	3.3%
Credo Technology Group Holding Ltd.	0.5%
Fabrinet	0.4%
IonQ, Inc.	0.4%
Hims & Hers Health, Inc.	0.3%
HealthEquity, Inc.	0.3%
Ensign Group, Inc.	0.3%
Fluor Corp.	0.3%
Blueprint Medicines Corp.	0.3%
AeroVironment, Inc.	0.3%
Total	6.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000030371
Shareholder Report [Line Items]
Fund Name	CVT Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Small Cap Index Portfolio
Class Name	Class I
Trading Symbol	CVPRSI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CVT Russell 2000® Small Cap Index Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$19	0.39%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%	[8]
Expenses Represent Both Master and Feeder [Text]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
AssetsNet	$ 277,433,664
Holdings Count | Holding	2,011
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$277,433,664
# of Portfolio Holdings	2,011
Portfolio Turnover Rate	9%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Consumer Staples	2.0%
Communication Services	2.4%
Utilities	2.9%
Exchange-Traded Funds	3.3%
Materials	3.4%
Energy	4.4%
Real Estate	5.6%
Short-Term Investments	6.3%
Consumer Discretionary	9.1%
Information Technology	13.2%
Health Care	14.4%
Industrials	15.5%
Financials	17.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

iShares Russell 2000 ETF	3.3%
Credo Technology Group Holding Ltd.	0.5%
Fabrinet	0.4%
IonQ, Inc.	0.4%
Hims & Hers Health, Inc.	0.3%
HealthEquity, Inc.	0.3%
Ensign Group, Inc.	0.3%
Fluor Corp.	0.3%
Blueprint Medicines Corp.	0.3%
AeroVironment, Inc.	0.3%
Total	6.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000030367
Shareholder Report [Line Items]
Fund Name	CVT S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index Portfolio
Trading Symbol	CVPSPF
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CVT S&P 500® Index Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CVT S&P 500® Index Portfolio	$14	0.28%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%	[9]
Expenses Represent Both Master and Feeder [Text]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
AssetsNet	$ 522,504,982
Holdings Count | Holding	509
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$522,504,982
# of Portfolio Holdings	509
Portfolio Turnover Rate	1%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Materials	1.8%
Real Estate	1.9%
Utilities	2.3%
Exchange-Traded Funds	2.4%
Short-Term Investments	2.6%
Energy	2.8%
Consumer Staples	5.2%
Industrials	8.2%
Health Care	8.9%
Communication Services	9.3%
Consumer Discretionary	9.9%
Financials	13.3%
Information Technology	31.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	7.0%
Microsoft Corp.	6.7%
Apple, Inc.	5.5%
Amazon.com, Inc.	3.7%
Meta Platforms, Inc., Class A	2.9%
SPDR S&P 500 ETF Trust	2.4%
Broadcom, Inc.	2.3%
Alphabet, Inc., Class A	1.9%
Berkshire Hathaway, Inc., Class B	1.6%
Tesla, Inc.	1.6%
Total	35.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000053062
Shareholder Report [Line Items]
Fund Name	CVT S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index Portfolio
Class Name	Class F
Trading Symbol	CVPSMF
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CVT S&P MidCap 400® Index Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$26	0.53%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%	[10]
Expenses Represent Both Master and Feeder [Text]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
AssetsNet	$ 590,567,066
Holdings Count | Holding	405
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$590,567,066
# of Portfolio Holdings	405
Portfolio Turnover Rate	6%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	1.1%
Exchange-Traded Funds	1.9%
Utilities	2.7%
Energy	3.5%
Short-Term Investments	4.6%
Consumer Staples	5.0%
Materials	5.1%
Real Estate	6.4%
Health Care	8.0%
Information Technology	10.9%
Consumer Discretionary	12.4%
Financials	17.1%
Industrials	21.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

SPDR S&P MidCap 400 ETF Trust	1.9%
Interactive Brokers Group, Inc., Class A	0.8%
EMCOR Group, Inc.	0.8%
Guidewire Software, Inc.	0.6%
RB Global, Inc.	0.6%
Flex Ltd.	0.6%
Casey's General Stores, Inc.	0.6%
Comfort Systems USA, Inc.	0.6%
Curtiss-Wright Corp.	0.6%
Pure Storage, Inc., Class A	0.6%
Total	7.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000030368
Shareholder Report [Line Items]
Fund Name	CVT S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index Portfolio
Class Name	Class I
Trading Symbol	CVPSMI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CVT S&P MidCap 400® Index Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.33%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.33%	[11]
Expenses Represent Both Master and Feeder [Text]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
AssetsNet	$ 590,567,066
Holdings Count | Holding	405
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$590,567,066
# of Portfolio Holdings	405
Portfolio Turnover Rate	6%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	1.1%
Exchange-Traded Funds	1.9%
Utilities	2.7%
Energy	3.5%
Short-Term Investments	4.6%
Consumer Staples	5.0%
Materials	5.1%
Real Estate	6.4%
Health Care	8.0%
Information Technology	10.9%
Consumer Discretionary	12.4%
Financials	17.1%
Industrials	21.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

SPDR S&P MidCap 400 ETF Trust	1.9%
Interactive Brokers Group, Inc., Class A	0.8%
EMCOR Group, Inc.	0.8%
Guidewire Software, Inc.	0.6%
RB Global, Inc.	0.6%
Flex Ltd.	0.6%
Casey's General Stores, Inc.	0.6%
Comfort Systems USA, Inc.	0.6%
Curtiss-Wright Corp.	0.6%
Pure Storage, Inc., Class A	0.6%
Total	7.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000125701
Shareholder Report [Line Items]
Fund Name	CVT Volatility Managed Growth Portfolio
Class Name	Class F
Trading Symbol	CVPVMG
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CVT Volatility Managed Growth Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$40	0.81%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made. Expenses do not include fees and expenses incurred indirectly from investment in the underlying exchange-traded funds.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%	[12]
AssetsNet	$ 79,737,900
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$79,737,900
# of Portfolio Holdings	12
Portfolio Turnover Rate	7%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	12.6%
Fixed-Income Exchange-Traded Funds	16.2%
Equity Exchange-Traded Funds	71.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Vanguard S&P 500 ETF	18.3%
iShares S&P 500 Growth ETF	14.9%
iShares Core U.S. Aggregate Bond ETF	14.4%
Vanguard FTSE Developed Markets ETF	13.1%
iShares S&P 500 Value ETF	11.9%
iShares Russell 2000 ETF	4.5%
iShares Core S&P Mid-Cap ETF	3.6%
Vanguard Real Estate ETF	3.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.8%
Vanguard FTSE Emerging Markets ETF	1.4%
Total	87.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000125702
Shareholder Report [Line Items]
Fund Name	CVT Volatility Managed Moderate Growth Portfolio
Class Name	Class F
Trading Symbol	CVPVMP
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CVT Volatility Managed Moderate Growth Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$40	0.81%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made. Expenses do not include fees and expenses incurred indirectly from investment in the underlying exchange-traded funds.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%	[13]
AssetsNet	$ 54,097,175
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$54,097,175
# of Portfolio Holdings	13
Portfolio Turnover Rate	6%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	8.3%
Fixed-Income Exchange-Traded Funds	31.2%
Equity Exchange-Traded Funds	60.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Vanguard S&P 500 ETF	18.4%
iShares Core U.S. Aggregate Bond ETF	14.7%
Vanguard Total Bond Market ETF	14.6%
Vanguard FTSE Developed Markets ETF	11.0%
iShares S&P 500 Growth ETF	10.7%
iShares S&P 500 Value ETF	8.8%
iShares Russell 2000 ETF	3.9%
iShares Core S&P Mid-Cap ETF	3.4%
Vanguard Real Estate ETF	2.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.0%
Total	90.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000125703
Shareholder Report [Line Items]
Fund Name	CVT Volatility Managed Moderate Portfolio
Class Name	Class F
Trading Symbol	CVPVMM
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CVT Volatility Managed Moderate Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/variable-portfolios.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$40	0.81%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made. Expenses do not include fees and expenses incurred indirectly from investment in the underlying exchange-traded funds.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%	[14]
AssetsNet	$ 60,905,751
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$60,905,751
# of Portfolio Holdings	13
Portfolio Turnover Rate	6%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	6.0%
Fixed-Income Exchange-Traded Funds	46.4%
Equity Exchange-Traded Funds	47.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

iShares Core U.S. Aggregate Bond ETF	22.3%
Vanguard Total Bond Market ETF	22.2%
Vanguard S&P 500 ETF	17.5%
Vanguard FTSE Developed Markets ETF	8.3%
iShares S&P 500 Growth ETF	7.0%
iShares S&P 500 Value ETF	5.1%
iShares Russell 2000 ETF	3.2%
iShares Core S&P Mid-Cap ETF	2.9%
Vanguard Real Estate ETF	2.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.0%
Total	92.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized
[9]	Annualized
[10]	Annualized
[11]	Annualized
[12]	Annualized
[13]	Annualized
[14]	Annualized